CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	$ (67)		$ (75)		$ 734		$ 860		$ 432
Investing Activities:
Capital expenditures	(107)		(89)		(471)		(412)		(330)
Cash received from unconsolidated affiliates	15		15		71		82		32
Investment in unconsolidated affiliates	(11)		(5)		(104)		(127)		(26)
Proceeds from settlements treated as reimbursement of capital expenditures									3
Acquisition of businesses, net of cash acquired			(7)		(66)		(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity									28
Proceeds from sale of businesses/assets					2		6		48
Increase in receivable from affiliate	(5)		(3)		(48)		(108)		(57)
Other, net	(1)		1		2		(1)		(1)
Net cash used in investing activities	(109)		(88)		(614)		(578)		(337)
Financing Activities:
Net repayments under revolving loan facilities	2				(4)		(15)		(2)
Net borrowings on overdraft facilities	4		1		(9)		2		9
Repayments of short-term debt	(3)		(5)		(18)		(53)		(187)
Borrowings on short-term debt	1		13		15				162
Repayments of long-term debt	(22)		(413)		(840)		(694)		(408)
Proceeds from issuance of long-term debt			473		979		405		98
Repayments of notes payable to affiliate	(65)						(139)		(105)
Proceeds from notes payable to affiliate			145		177		299		105
Repayments of notes payable	(10)		(10)		(40)		(37)		(34)
Borrowings on notes payable	1				35		34		35
Debt issuance costs paid	(2)				(11)		(11)		(7)
Call premiums related to early extinguishment of debt			(4)		(4)		(2)		(6)
Dividends paid to parent	(30)		(30)		(96)		(96)		(79)
Dividends paid to noncontrolling interest									(9)
Excess tax benefit related to stock-based compensation	1		1		1		4		10
Other, net	(4)		(1)		3		(3)
Net cash provided by (used in) financing activities	(133)		170		188		(306)		(418)
Effect of exchange rate changes on cash	(1)		(2)		(3)		3		(7)
Increase (decrease) in cash and cash equivalents	(310)		5		305		(21)		(330)
Cash and cash equivalents at beginning of period	515	[1],[2]	210	[1]	210	[1]	231		561
Cash and cash equivalents at end of period	205	[2]	215		515	[1],[2]	210	[1]	231
Reportable legal entities | Parent Company
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	(32)		(84)		113		85		304
Investing Activities:
Capital expenditures	(15)		(8)		(52)		(23)		(21)
Investment in affiliate	(88)		(79)		68		225		(56)
Investment in unconsolidated affiliates							(3)
Acquisition of businesses, net of cash acquired					(66)
Increase in receivable from affiliate	(5)		(3)		(48)		(108)		(57)
Other, net					(2)
Net cash used in investing activities	(108)		(90)		(100)		91		(134)
Financing Activities:
Repayments of long-term debt	(13)		(393)		(761)		(625)		(305)
Proceeds from issuance of long-term debt			470		978		400
Repayments of notes payable to affiliate	(65)						(139)		(105)
Proceeds from notes payable to affiliate			145		177		299		105
Repayments of notes payable	(9)		(9)		(33)		(33)		(32)
Borrowings on notes payable					33		33		33
Debt issuance costs paid	(2)				(11)		(11)		(7)
Call premiums related to early extinguishment of debt			(4)		(4)		(2)		(6)
Dividends paid to parent	(30)		(30)		(96)		(96)		(79)
Excess tax benefit related to stock-based compensation	1		1		1		4		10
Other, net	(1)		(2)		4		(3)
Net cash provided by (used in) financing activities	(125)		178		288		(173)		(386)
Increase (decrease) in cash and cash equivalents	(265)		4		301		3		(216)
Cash and cash equivalents at beginning of period	308		7		7		4		220
Cash and cash equivalents at end of period	43		11		308		7		4
Reportable legal entities | Guarantors
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	36		24		167		269		99
Investing Activities:
Capital expenditures	(32)		(22)		(134)		(111)		(70)
Cash received from unconsolidated affiliates	15		15		71		80		30
Investment in affiliate	(3)		(4)		(11)		(62)		(16)
Investment in unconsolidated affiliates	(11)		(5)		(60)		(100)		(26)
Proceeds from sale of businesses/assets									8
Other, net	1						1
Net cash used in investing activities	(30)		(16)		(134)		(192)		(74)
Financing Activities:
Contribution from parent	3		4		11		14		(32)
Distribution to parent	(8)		(11)		(44)		(87)
Dividends paid to parent					(2)		(2)		(2)
Other, net	(1)
Net cash provided by (used in) financing activities	(6)		(7)		(35)		(75)		(34)
Increase (decrease) in cash and cash equivalents			1		(2)		2		(9)
Cash and cash equivalents at beginning of period			2		2				9
Cash and cash equivalents at end of period			3				2
Reportable legal entities | Nonguarantors
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	(72)		(15)		456		508		34
Investing Activities:
Capital expenditures	(60)		(59)		(285)		(278)		(239)
Cash received from unconsolidated affiliates							2		2
Investment in affiliate							48
Investment in unconsolidated affiliates					(44)		(24)
Proceeds from settlements treated as reimbursement of capital expenditures									3
Acquisition of businesses, net of cash acquired			(7)				(18)		(34)
Cash assumed in connection with the initial consolidation of a variable interest entity									28
Proceeds from sale of businesses/assets					2		6		40
Other, net	(1)		1		4		(1)		(4)
Net cash used in investing activities	(61)		(65)		(323)		(265)		(204)
Financing Activities:
Net repayments under revolving loan facilities	2				(4)		(15)		(2)
Net borrowings on overdraft facilities	4		1		(9)		2		9
Repayments of short-term debt	(3)		(5)		(18)		(53)		(187)
Borrowings on short-term debt	1		13		15				162
Repayments of long-term debt	(9)		(20)		(79)		(69)		(103)
Proceeds from issuance of long-term debt			3		1		5		98
Repayments of notes payable	(1)		(1)		(7)		(4)		(2)
Borrowings on notes payable	1				2		1		2
Contribution from parent	96		90		(24)				104
Distribution to parent							(138)
Dividends paid to parent							(1)
Dividends paid to noncontrolling interest									(9)
Other, net	(2)		1		(1)
Net cash provided by (used in) financing activities	89		82		(124)		(272)		72
Effect of exchange rate changes on cash	(1)		(2)		(3)		3		(7)
Increase (decrease) in cash and cash equivalents	(45)				6		(26)		(105)
Cash and cash equivalents at beginning of period	207		201		201		227		332
Cash and cash equivalents at end of period	162		201		207		201		227
Eliminations
Condensed consolidating statements of cash flows
Net cash (used in) provided by operating activities	1				(2)		(2)		(5)
Investing Activities:
Investment in affiliate	91		83		(57)		(211)		72
Other, net	(1)						(1)		3
Net cash used in investing activities	90		83		(57)		(212)		75
Financing Activities:
Contribution from parent	(99)		(94)		13		(14)		(72)
Distribution to parent	8		11		44		225
Dividends paid to parent					2		3		2
Net cash provided by (used in) financing activities	$ (91)		$ (83)		$ 59		$ 214		$ (70)

[1]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."
[2]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."